DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Mar. 31, 2012
Entity Registrant Name	HIGHWAY HOLDINGS LTD
Entity Central Index Key	0001026785
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	hiho
Entity Common Stock, Shares Outstanding	0
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales	$ 25,370	$ 31,147	$ 21,739
Cost of sales	(20,249)	(24,594)	(17,039)
Gross profit	5,121	6,553	4,700
Selling, general and administrative expenses	(4,891)	(4,827)	(4,369)
Operating income	230	1,726	331
Non-operating income (expense):
Exchange gain (loss), net	126	(7)	173
Interest expense	(24)	(57)	(47)
Interest income	4	3	6
Other income	34	49	46
Gain on disposal of subsidiaries	0	37	0
Impairment loss on property, plant and equipment	0	0	(97)
Impairment loss on investment in equity method investees	0	0	(2)
Total non-operating income	140	25	79
Income before income taxes	370	1,751	410
Income taxes (note 3)	(186)	(123)	(10)
Net income	184	1,628	400
Net loss attributable to non-controlling interests	0	22	20
Net income attributable to Highway Holdings Limited shareholders	184	1,650	420
Net income per share:
- basic (in dollars per share)	$ 0.05	$ 0.44	$ 0.11
- diluted (in dollars per share)	$ 0.05	$ 0.44	$ 0.11
Weighted average number of shares outstanding:
- basic (in shares)	3,777,850	3,765,276	3,754,988
- diluted (in shares)	3,788,302	3,776,696	3,757,896
Share-based compensation expenses during the related periods included in: Selling, general and administrative expenses	$ 0	$ 75	$ 39

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 5,575	$ 6,864
Restricted cash (note 7)	643	643
Accounts receivable, net of allowances for doubtful accounts of nil and nil as of March 31, 2011 and 2012, respectively	3,724	4,797
Inventories (note 4)	3,970	4,236
Amount due from an equity method investee	174	0
Prepaid expenses and other current assets	424	417
Total current assets	14,510	16,957
Property, plant and equipment, net (note 5)	2,027	2,411
Deposit for purchase of property, plant and equipment	42	0
Investments in equity method investees (note 6)	0	31
TOTAL ASSETS	16,579	19,399
LIABILITIES AND EQUITY
Accounts payable	2,547	3,581
Short-term borrowings (note 7)	0	280
Long-term loans - current portion (note 8)	262	253
Obligations under capital leases - current portion (note 9)	3	41
Accrued expenses and other liabilities (note 10)	1,324	2,057
Income tax payable	153	71
Total current liabilities	4,289	6,283
Obligations under capital leases - net of current portion (note 9)	0	3
Deferred income taxes (note 3)	180	173
Long-term loans - net of current portion (note 8)	112	375
Total liabilities	4,581	6,834
Commitments and contingencies (note 11)
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,780,874 shares and 3,783,874 shares issued and outstanding as of March 31, 2011 and 2012, respectively)	38	38
Additional paid-in capital	11,340	11,335
Retained profits	634	1,206
Treasury shares, at cost - 5,049 shares as of March 31, 2011 and 2012 (note 12)	(14)	(14)
Total Equity	11,998	12,565
TOTAL LIABILITIES AND EQUITY	$ 16,579	$ 19,399

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Allowances for doubtful accounts (in dollars)	$ 0	$ 0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	3,783,874	3,780,874
Common stock, shares outstanding	3,783,874	3,780,874
Treasury shares	5,049	5,049

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total	Comprehensive Income Attributable To Highway Holdings [Member]	Comprehensive Income Attributable To Noncontrolling Interest [Member]	Comprehensive Income [Member]
Balance at Mar. 31, 2009	$ 37	$ 11,224	$ 154	$ (6)	$ (53)	$ 93	$ 11,449	$ 93	$ 11,449	$ 730
Balance (in shares) at Mar. 31, 2009	3,720
Net income	0	0	420	0	0	(20)	400	420	(20)	400
Shares issued to a consultant (note 17)	1	53	0	0	0	0	54
Shares issued to a consultant (note 17) (in shares)	30
Director's stock compensation (note 17)	0	0	0	0	0	0	0
Director's stock compensation (note 17) (in shares)	29
Employee's share-based compensation	0	12	0	0	0	0	12
Translation adjustments	0	0	0	(7)	0	0	(7)	(7)	0	(7)
Acquisition of non-controlling interests	0	(48)	0	0	0	(75)	(123)
Disposal of non-controlling interests	0	48	0	0	0	(48)	0
Cash dividends	0	0	(113)	0	0	0	(113)
Balance at Mar. 31, 2010	38	11,289	461	(13)	(53)	(50)	11,672	413	(20)	393
Balance (in shares) at Mar. 31, 2010	3,779
Net income	0	0	1,650	0	0	(22)	1,628	1,650	(22)	1,628
Treasury shares cancelled (note 12)	(1)	(52)	0	0	53	0	0
Treasury shares cancelled (note 12) (in shares)	(37)
Shares issued to a consultant (note 17)	1	55	0	0	0	0	56
Shares issued to a consultant (note 17) (in shares)	30
Shares repurchase (note 12)	0	0	0	0	(15)	0	(15)
Exercise of share options	0	24	0	0	1	0	25
Exercise of share options (in shares)	9
Employee's share-based compensation	0	19	0	0	0	0	19
Translation adjustments	0	0	0	(4)	0	0	(4)	(4)	0	(4)
Cash dividends	0	0	(905)	0	0	0	(905)
Disposal of subsidiaries	0	0	0	17	0	72	89
Balance at Mar. 31, 2011	38	11,335	1,206	0	(14)	0	12,565	1,646	(22)	1,624
Balance (in shares) at Mar. 31, 2011	3,781
Net income	0	0	184	0	0	0	184	184	0	184
Exercise of share options	0	5	0	0	0	0	5
Exercise of share options (in shares)	3
Cash dividends	0	0	(756)	0	0	0	(756)
Balance at Mar. 31, 2012	$ 38	$ 11,340	$ 634	$ 0	$ (14)	$ 0	$ 11,998	$ 184	$ 0	$ 184
Balance (in shares) at Mar. 31, 2012	3,784

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash dividends, per share (in dollars per share)	$ 0.2	$ 0.24	$ 0.03

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	$ 184	$ 1,628	$ 400
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	670	659	619
Amortization of intangible assets	0	8	16
Write down of inventories	199	228	222
Loss (gain) on disposal of property, plant and equipment	(23)	(23)	45
Impairment loss on property, plant and equipment	0	0	97
Impairment loss on investments in equity method investees	0	0	2
Gain on disposal of subsidiaries	0	(37)	0
Employee's share-based compensation	0	19	12
Shares issued to a consultant	0	56	27
Deferred income taxes	7	26	(16)
Share of losses (profits) of equity method investees	31	(30)	2
Changes in operating assets and liabilities:
Accounts receivable	1,073	(1,621)	186
Inventories	67	(976)	293
Prepaid expenses and other current assets	(181)	41	192
Accounts payable	(732)	1,225	223
Accrued expenses and other liabilities	(733)	731	(574)
Income tax payable	82	71	0
Net cash provided by operating activities	644	2,005	1,746
Investing activities:
Investment in an equity method investee	0	0	(3)
Purchase of property, plant and equipment	(355)	(1,027)	(116)
Net cash inflow from disposal of subsidiaries	0	168	0
Proceeds from disposal of property, plant and equipment	50	23	21
Decrease in restricted cash	0	128	257
Net cash provided by (used in) investing activities	(305)	(708)	159
Financing activities:
Proceed from exercise of employee share options	5	25	0
Repurchases of common shares	0	(15)	0
Cash dividends paid	(1,058)	(603)	(113)
Raise of long-term loans	0	771	0
Repayment of obligations under capital leases	(41)	(251)	(258)
Repayment of long-term loans	(254)	(143)	0
Repayment of short-term borrowings	(280)	(513)	(1,057)
Net cash used in financing activities	(1,628)	(729)	(1,428)
Net increase (decrease) in cash and cash equivalents	(1,289)	568	477
Cash and cash equivalents at the beginning of year	6,864	6,279	5,809
Effect of exchange rate changes on cash	0	17	(7)
Cash and cash equivalents at the end of year	5,575	6,864	6,279
Supplemental cash flow information:
Interest	24	57	47
Income taxes	97	26	10
Non-cash investing activity:
Acquisition of non-controlling interests in exchange for plant and machineries	$ 0	$ 0	$ 123

ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS

Highway Holdings Limited (the "Company") was incorporated in the British Virgin Islands on July 20, 1990. It operates through its subsidiaries operating in the Hong Kong Special Administrative Region ("Hong Kong") and Shenzhen (comprising Long Hua) of the People's Republic of China ("China").

The Company and its subsidiaries (collectively referred as the "Group") are engaged in manufacturing and sale of metal, plastic and electronic parts and components. The Group's manufacturing activities are principally conducted in Shenzhen of China and its selling activities are principally conducted in Hong Kong. The Group previously conducted manufacturing activities in He Yuan, Pinghu and Wuxi of China. The manufacturing operations in He Yuan and Pinghu were transferred to Long Hua in April 2009 and April 2010, respectively, and the manufacturing operations in Wuxi were disposed of in December 2010.

The consolidated financial statements of the Group have been prepared in accordance with accounting principals generally accepted in the United States of America ("U.S. GAAP").

In December 2010, the Group disposed 71% equity interest in Kayser Technik Limited and its subsidiary, Kayser Wuxi Metal Precision Manufacturing Limited ("Kayser Wuxi"), (collectively referred as "KTL") for a cash consideration of $208 to an independent third party and recognized a gain of $37 on disposal during the year ended March 31, 2011. Following is the calculation for gain on disposal of KTL:

$

Proceeds from disposal	208
Less: Net assets of KTL as of disposal date	(171)

Gain on disposal of KTL	37

Cashflow arising from disposal of KTL:
- Cash proceeds received from disposal	208
- Cash and cash equivalents disposed	(40)

168

The Group commenced a reorganization to restructure its operations in April 2011. As part of this reorganization, the Group (i) has formed a wholly Foreign Owned Enterprise ("WFOE"), Nissin Metal and Plastic (Shenzhen) Company Limited ("Nissin Shenzhen"), on May 18, 2011, (ii) transformed and transferred the operations of a subsidiary, Nissin Precision Metal Manufacturing Limited ("Nissin HK"), to Nissin Shenzhen in November 2011. The reorganization does not have a material impact on the Company's consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Principles of consolidation - The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation. The results of subsidiaries acquired have been consolidated from the date of acquisition.

(b) Investments under equity method - The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

(c) Cash and cash equivalents - Cash and cash equivalents consist of cash on hand, demand deposits, highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

(d) Restricted cash - Restricted cash represents the amount of cash pledged as securities for the credit facilities provided by a financial institution.

(e) Accounts receivable - Accounts receivable primarily represent amounts due from customers, that are typically non-interest bearing and are initially recorded at invoiced amount. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(f) Inventories - Inventories are stated at the lower of cost determined by the first in first out method, or market value. Work-in-progress and finished goods consist of raw materials, direct labour and overheads associated with the manufacturing process. Write down of potential obsolete or slow moving inventories is recorded based on management's assumptions about future demands and market conditions.

(g) Property, plant and equipment - Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight line basis over the estimated useful lives of 10 years for machinery and equipment and 2 to 5 years for other property, plant and equipment. Assets held under capital leases are depreciated over the shorter of their lease period or estimated useful lives on the same basis as owned assets unless the ownership of these assets transfers to the Group by the end of the lease term over the estimated useful lives.

(h) Impairment or disposal of long-lives assets - The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow were to be less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

The Group recorded impairment charge of $97 against property, plant and equipment within "impairment loss on property, plant and equipment" in the consolidated statements of operations during the year ended March 31, 2010. No impairment expenses are recognized for long-lived assets during the years ended March 31, 2011 and 2012.

(i) Concentration of credit risk - Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and quality.

The risk with respect to accounts receivables is mitigated by credit evaluations performed on the customers and ongoing monitoring of outstanding balances. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The accounts receivable from customers with individual balances over 10% of the accounts receivable represent 62% and 81% of the balances of accounts receivable as of March 31, 2011 and 2012, respectively.

(j) Revenue recognition - The Group recognizes revenue from the sale of products, when all of the following conditions are met:

·	Persuasive evidence of an arrangement exists;
·	Delivery has occurred;
·	Price to the customer is fixed or determinable; and
·	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Group does not provide its customers with the right of return (except for quality) or price protection. There are no customer acceptance provisions associated with the Group's products. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

(k) Staff retirement plan costs - The Group's costs related to the staff retirement plans (see note 15) are charged to the consolidated statement of operations as incurred.

(l) Foreign currency translations and transactions - The functional and reporting currency of the Company is the United States Dollars ("U.S. dollars"). All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates on that date. Exchange differences are recorded in the consolidated statements of operations.

The books and records of the Company's major subsidiaries are maintained in their respective local currencies, the Hong Kong dollars or Renminbi, which are also their respective functional currencies. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income (loss).

(m) Income taxes - Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, within income tax benefits (expenses).

(n) Use of estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimate, which has had an impact on the consolidated financial statements, includes allowances for doubtful receivables.

(o) Stock-based compensation - The Group has a stock-based employee compensation plan, as be more fully described in note 16. The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee stock options and similar instruments are estimated using Black-Scholes option-pricing model.

Shares issued to consultants in exchange for consulting services are measured at the fair values of the services received, which are measured by reference to the fair value of the shares granted because fair value of consulting service received cannot be reliably measured. The fair values of the services received are recognized as expenses, with a corresponding increase in equity (additional paid-in capital), when the counterparties render services, unless the services qualify for recognition as assets.

(p) Operating leases - Leases in which substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

(q) Net income per share - Basic net income per share is computed by dividing net income attributable to the Company by the weighted average number of common shares outstanding during the year. Diluted net income attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

(r) Comprehensive income (loss) - Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) for the years, which comprises foreign currency translation adjustments and net income (loss), has been disclosed within the consolidated statements of equity and comprehensive income (loss).

(s) Fair value measurement and financial instruments - The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

·	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
·	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
·	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of March 31, 2011 and 2012. As of March 31, 2011 and 2012, the Group did not have any nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements, at least annually, on a recurring basis, nor did the Group have any assets or liabilities measured at fair value on a non-recurring basis.

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amount due from an equity method investee, short-term borrowings, long-term loans, accounts payable and other liabilities approximate their fair values due to the short term nature of these instruments. The carrying amount of obligations under capital leases also approximates fair value due to the variable nature of the interest calculations.

(t) Non-controlling interest - Non-controlling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income (loss) for all periods presented.

(u) Recent changes in accounting standards - In May 2011, FASB issued Accounting Standard Update ("ASU") 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, ("ASU 2011-04"). ASU 2011-04 amends FASB Accounting Standard Codification ("ASC") 820, Fair Value Measurements, ("FASB ASC 820"), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the FASB ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 will be effective for the Company's fiscal year beginning January 1, 2012. The adoption of ASU 2011-04 is not expected to have a material effect on the Company's consolidated financial statements, but may lead to certain additional disclosures.

In September 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, ("ASU 2011-05"), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income ("OCI") by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments in this standard do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU 2011-05 are effective for annual periods beginning January 1, 2012 and are to be applied retrospectively. However, in December 2011 this ASU was amended by ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 ("ASU 2011-12"), which defers the requirement to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The amendments in these ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and are to be applied retrospectively, with early adoption permitted. The adoption of the provisions of ASU 2011-05 and ASU 2011-12 is not expected to have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued ASU 2011-09, Compensation - Retirement Benefits - Multiemployer Plans (Subtopic 715-80), Disclosures about an Employer's Participation in a Multiemployer Plan, ("ASU 2011-09"). ASU 2011-09 requires an employer that participates in multiemployer pension plans, to provide additional quantitative and qualitative disclosures in order to provide users with more detailed information about the employer's involvement in multiemployer pension plans. In addition, it includes changes in the disclosures required for multiemployer plans that provide postretirement benefits other than pensions. ASU 2011-09 is effective for the Company's fiscal year ending after December 15, 2011. The adoption of the amendments to ASU 2011-09 is not expected to have a material impact on the Company's consolidated financial statements.

INCOME TAXES	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
3.	INCOME TAXES

Income is subject to tax in the various countries in which the Group operates.

No income tax arose in the United States of America in any of the periods presented.

The Company is not taxed in the British Virgin Islands.

The Group's operating subsidiaries, other than Kayser Wuxi and Nissin Shenzhen, are all incorporated in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended March 31, 2010, 2011 and 2012.

Kayser Wuxi and Nissin Shenzhen, which are established and operated in China, are subject to the uniform income tax rate of 25% in China.

The Group's manufacturing operations are conducted mainly in Long Hua, Shenzhen during the years ended March 31, 2010, 2011 and 2012. The Group also conducted manufacturing operations in Pinghu, Shenzhen and He Yuan of China during the year ended March 31, 2010 and in Wuxi of China during the years ended March 31, 2010 and 2011.

The manufacturing operations of Nissin HK and Hi-Lite Camera Company Limited ("Hi-lite") in Long Hua, Shenzhen are conducted pursuant to agreements entered into between certain China companies set up by the local government and the Shenzhen City Baoan District Foreign Economic Development Head Group and its designees (collectively, the "BFDC") (the agreements, collectively the "BFDC Agreements").

The manufacturing operations in Pinghu, Shenzhen were conducted pursuant to agreement entered into between a China company set up by the local government and the Shenzhen City Longgang District Foreign Economic Development Limited ("LFDL") (together with the BFDC Agreements, collectively referred as the "Operating Agreements"). The operations in Pinghu were closed in January 2010 and such manufacturing activities were transferred to Long Hua, Shenzhen.

In connection with the establishment of its new facility in China during fiscal year 2006, the Group entered into an agreement with the He Yuan Foreign Trade & Economy Cooperation Bureau that was similar to the Operating Agreements. The manufacturing operation in He Yuan had transferred to Long Hua in April 2009.

Under the Operating Agreements, the Group (excluding Nissin Shenzhen) is not considered by local tax authorities to be doing business in China; accordingly, the activities of the Group (excluding Nissin Shenzhen) in China have not been subject to local taxes. The BFDC and LFDL are responsible for paying taxes they incur as a result of their operations under the Operating Agreements.

As part of the manufacturing operations of the Group (excluding Nissin Shenzhen) are carried out in China under the Operating Agreements, in accordance with the Hong Kong Inland Revenue Departmental Interpretation and Practice Note No. 21, 50% of the related income for the year arising in Hong Kong is not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax has been determined based on such tax relief.

The components of income before income taxes are as follows:

	Year ended March 31,
	2010	2011	2012
	$	$	$

Hong Kong	478	1,825	779
China	(68)	(74)	(409)

	410	1,751	370

The provision for income taxes consists of the following:

	Year ended March 31,
	2010	2011	2012
	$	$	$
Hong Kong
Current tax	26	97	179
Deferred tax	(16)	26	7

	10	123	186

A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2010	2011	2012
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	(8.1)	8.4	68.3
Changes in valuation allowances	(2.4)	(9.5)	0.3
Underprovision of profits tax in prior year	-	-	1.4
Effect of different tax rate of subsidiaries operating in other jurisdictions	(4.9)	(8.0)	(36.3)
Other	1.3	(0.4)	0.1

Effective tax rate	2.4	7.0	50.3

Deferred income tax (assets) liabilities are as follows:

	As of March 31,
	2011	2012
	$	$
Deferred tax liability:
Property, plant and equipment	204	182

Deferred tax asset:
Tax loss carryforwards	(797)	(769)
Valuation allowance	766	767

Total net deferred tax asset	(31)	(2)

Net deferred tax liability	173	180

Movement of valuation allowances are as follows:

	Year ended March 31,
	2010	2011	2012
	$	$	$

At the beginning of the year	1,292	968	766
Current year addition (reduction)	30	(160)	1
Disposal of subsidiaries	(354)	(42)	-

At the end of the year	968	766	767

A valuation allowance has been provided on the deferred tax asset because the Group believes that it is not more likely than not that the asset will be realized. As of March 31, 2011 and 2012, a valuation allowance was provided for the deferred tax asset relating to the future benefit of net operating loss carryforward as the management determined that the utilization of those net operating loss carryforward is not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowance will be made when those events occur.

As of March 31, 2011 and 2012, tax losses amounting to approximately $4,833 and $4,038, respectively may be carried forward indefinitely.

As of March 31, 2012, the Group's China subsidiary had tax losses of approximately of $409 that would expire five years from respective financial years incurring the losses.

Uncertainties exist with respect to how China's current income tax law applies to the Group's overall operations, and more specifically, with regard to tax residency status. China's Enterprise Income Tax ("EIT") Law includes a provision specifying that legal entities organized outside of the China will be considered residents for China income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. The Company does not believe that its legal entities organized outside of China should be treated as residents for the EIT Law's purposes. Because substantially all of the Company's revenues on a consolidated basis are generated in China, and the Company's legal entities organized outside of China does not generate any taxable income on a standalone basis, even if one or more of the Company's legal entities organized outside of China were characterized as China tax residents, the Company does not expect any significant adverse impact on the Company's consolidated results of operations.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it was concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2011 and 2012, there is no interest and penalties related to uncertain tax positions, and the Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The fiscal years 2006 to 2012 remain subject to examination by the Hong Kong tax authority.

INVENTORIES	12 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2011	2012
	$	$

Raw materials	2,190	3,033
Work in progress	417	294
Finished goods	1,629	643
	4,236	3,970

Slow moving inventories amounting to $222, $228 and $199 were written off during the years ended March 31, 2010, 2011 and 2012, respectively.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	As of March 31,
	2011	2012
	$	$
At cost:
Machinery and equipment	11,870	12,050
Furniture and fixtures	461	475
Leasehold improvements	455	483
Motor vehicles	87	87

Total	12,873	13,095
Less: Accumulated depreciation and impairment	(10,462)	(11,068)

Property, plant and equipment, net	2,411	2,027

Depreciation expense incurred for the years ended March 31, 2010, 2011 and 2012 were $619, $659 and $670, respectively.

Net book value of machinery and equipment held under capital leases were as follows:

	As of March 31,
	2011	2012
	$	$

Machinery and equipment, at cost	273	44
Less: Accumulated depreciation	(100)	(18)

Net book value	173	26

Depreciation of machinery and equipment held under capital leases, which is included in depreciation expense were $107, $27 and $4 for the years ended March 31, 2010, 2011 and 2012, respectively.

INVESTMENTS IN EQUITY METHOD INVESTEES	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2011 and 2012 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2011	2012
	$	$
The Group's proportionate share of equity in the net assets of equity investees	67	8
Less: Accumulated impairment losses recognized	(36)	(8)

Investments in equity investees reported in the consolidated balance sheet	31	-

On January 25, 2000, the Group made cash investment of $31 in its 50% equity interest in Kienzle U.S.A. Limited ("Kienzle USA"), a company incorporated in the United States of America to sell clocks. Kienzle USA has been inactive since September 2002 and has been deregistered in 2012. Such investment was fully written-off as of March 31, 2012.

On August 5, 2003, the Group acquired a 50% equity interest in Kayser Technik (Overseas) Inc. (K.T.I.) ("Kayser Technik (Overseas)") (formerly known as Kayser Photo (Overseas) Corp. (K.P.C.)), a company incorporated in the Republic of Panama, for cash consideration of $5. Kayser Technik (Overseas) was engaged in the trading of camera batteries, films and disposable cameras and became inactive. Such investment was fully impaired as of March 31, 2010.

On April 30, 2009, the Group made cash investment of $3 in its 50% equity interest in Xenon Automation Asia Limited ("Xenon Automation"), a company incorporated in Hong Kong. Xenon Automation was formed to design, manufacture and provide maintenance services for German-designed automation equipment to be used in the manufacturing process of industrial companies in Asia. The Group has accounted for this investment using the equity method of accounting.

SHORT-TERM BORROWINGS	12 Months Ended
Mar. 31, 2012
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
7.	SHORT-TERM BORROWINGS

Short-term borrowings include import loans obtained from various banks in Hong Kong amounting to $280 and nil as of March 31, 2011 and 2012, respectively.

	As of March 31,
	2011	2012
	$	$

Maximum credit facilities available to the Group	2,570	2,570

Weighted average interest rate on borrowings at end of year	3.4%	3.3%

The maturity of the import loans is generally up to 120 days. Interest rates are generally 0.25% per annum over the bank's Prime Rate for Hong Kong dollars bills, 0.25% over Standard Bills Rate quoted by the bank for United States dollar bills or 2.5% per annum over the bank's cost of funds for other currency bills, subject to fluctuations at the banks' discretion. The credit facilities are subject to annual review by the banks.

The banking facilities are secured by certain bank deposits of a subsidiary and guarantees given by the Company. As of March 31, 2011 and 2012, the Group pledged bank deposits of $643 and $643, respectively, to banks to secure short term banking facilities granted. There are no restrictive financial covenants associated with these bank facilities.

LONG-TERM LOANS	12 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
8.	LONG-TERM LOANS

Long-term loans consist of the followings:

	As of March 31,
	2011	2012
	$	$
Unsecured bank loans repayable monthly with maturity date of August 20, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	314	187
Unsecured bank loans repayable monthly with maturity date of August 26, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	314	187

Total long-term loans	628	374
Current portion of long-term loans	(253)	(262)

Non-current portion of long-term loans	375	112

Scheduled maturities of the Group's long-term loans as of March 31, 2012 are as follows:

$
Year ending March 31
2013	262
2014	112
374

OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Mar. 31, 2012
Capital Lease Obligations [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
9.	OBLIGATIONS UNDER CAPITAL LEASES

The balances consist of obligations under capital leases on certain property, plant and equipment for the Group's operations with lease terms expiring in coming year.

Future minimum lease payments as of March 31, 2012 are as follows:

$
Year ending March 31
2013	3

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2012
Accrued Liabilities And Other Liabilities Current Abstract
Accrued Liabilities And Other Liabilities Current [Text Block]
10.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2011	2012
	$	$

Accrued mould charges	87	-
Accrued payroll and employee benefits	1,043	852
Deposits received from customers	151	72
Accrued audit fee	250	175
Accrued commission expense	49	30
Dividend payable	302	-
Others	175	195
	2,057	1,324

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
11.	COMMITMENTS AND CONTINGENCIES

(a)	The Group leases premises under various operating leases which do not contain any renewal or escalation clauses. Rental expense under operating leases was $1,356, $1,230 and $1,301 for the years ended March 31, 2010, 2011 and 2012, respectively.

As of March 31, 2012, the Group is committed under operating leases requiring minimum lease payments as follows:

$
Year ending March 31,
2013	976
2014	53
1,029

(b)	The Group had a total capital commitment of $45 and $54 for receiving consulting services as of March 31, 2011 and 2012. The capital commitment as of March 31, 2012 is expected to be disbursed during the year ending March 31, 2013.

(c)	The Operating Agreements in Long Hua and Pinghu have been extended to March 31, 2016 and March 31, 2020, respectively in fiscal year 2008, while the Operating Agreements in Pinghu with a China company was subsequently retired by mutual consent of both the Group and the China company in fiscal year 2010. Pursuant to the Operating Agreements, the Group is not subject to certain rules and regulations that would be imposed on entities which are considered under China law to be doing business in China by utilizing other business structures such as joint ventures or wholly owned subsidiaries organized in China. Should there be any adverse change in the Group's dealings with the BFDC and LFDL or should the local or federal government change the rules under which the Group currently operates, all of the Group's operations and assets could be jeopardized. The manufacturing operation in Pinghu was closed in January 2010.

In addition, transactions between the Group and the BFDC and LFDL are on terms different in certain respects from those contained in the Operating Agreements. There can be no assurance that the BFDC and LFDL will not insist upon a change in the current practices so as to require adherence to the terms of the Operating Agreements, which the Group considers less favorable to it than the practices currently in effect, or that the Group or BFDC and LFDL may not be required to do so by the Ministry of Foreign Trade and Economic Co-operation of China and other relevant authorities. There can also be no assurances that the Group will be able to negotiate extensions and further supplements to any of the Operating Agreements or that the Group will be able to continue its operations in China. If the Group were required to adhere to the terms of the Operating Agreements, the Group's business and results of operations could be materially and adversely affected.

However, as part of the reorganization that being taken place in April 2011, the Group had transformed and transferred the manufacturing activities of Nissin HK to Nissin Shenzhen in November 2011 and it is currently terminating the principal BFDC Agreement of Nissin HK, despite such Agreement will be expired in 2016. Hi-lite will continue to operate in accordance with its BFDC Agreement until its BFDC Agreement is terminated by the local government authorities. Hi-lite was informed by the local government authorities that, despite the 2016 expiration dates, Hi-lite could no longer operate under the BFDC Agreement after June 30, 2012.

(d)	Several of Nissin Shenzhen employees made claims for labour injury against the Group to the People's Court in Shenzhen of China on March 1, 2012. The Group is expecting for favorable court decisions and thus no provision has been made as of March 31, 2012. As of March 31, 2010 and 2011, the Group did not have any claims made by employees of subsidiaries.

TREASURY STOCK	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Treasury Stock [Text Block]
12.	TREASURY STOCK

In August 1998, the Board of Directors authorized the Company to repurchase some of its shares. As of March 31, 2010, 37,800 shares were purchased for a total cash consideration of $53. These shares were held in treasury and are not eligible to vote or receive dividends. In April 2010, all of the treasury shares were cancelled.

In February 2010, the Board of Directors authorized the Company to repurchase shares up to the value of $1,000. During the year ended March 31, 2011, the Company repurchased 6,049 shares at consideration of $15 of which 1,000 shares were subsequently transferred to an employee upon the exercises of his employee stock options in February 2011. The remaining 5,049 shares were held in treasury as of March 31, 2011 and 2012 and are not eligible to vote.

CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2012
Concentrations Of Credit Risk And Major Customers Abstract
Concentrations Of Credit Risk And Major Customers [Text Block]
13.	CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

The Group's financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents, restricted cash and trade receivables.

The Group's cash and cash equivalents are high-quality deposits placed with banking institutions with high credit ratings. This investment policy limits the Group's exposure to concentrations of credit risk.

The trade receivable balances largely represent amounts due from the Group's principal customers who are generally international organizations with high credit ratings. Letters of credit are the principal security obtained to support lines of credit or negotiated contracts from a customer. As a consequence, related credit risk are limited.

Accounts receivable from the three customers with the largest receivable balances as of March 31, 2011 and 2012 are as follows:

	Percentage of
	accounts receivable
	2011	2012
	%	%

Customer A	22.2	19.6
Customer B	21.6	44.4
Customer C	18.2	N/A
Customer D	N/A	17.3

Three largest receivable balances	62.0	81.3

Details of the movements of the allowances for doubtful account are as follows:

	Year ended March 31,
	2010	2011	2012
	$	$	$

At beginning of year	101	-	-
Amounts written off	(101)	-	-

At end of year	-	-	-

A substantial percentage of the Group's sales are made to three customers and are typically on an open account basis. Customers accounting for 10% or more of total net sales in any of the years ended March 31, 2010, 2011 and 2012 are as follows:

	Year ended March 31,
	2010	2011	2012
	%	%	%

Customer A (note a)	20.5	22.2	25.1
Customer C (note b)	N/A	15.1	16.4
Customer D (note c)	18.1	13.4	N/A
Customer E (note a)	11.9	N/A	N/A
Customer F (note b)	N/A	N/A	11.3

Notes:

(a)	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.
(c)	Sales to this customer were reported in the Metal Stamping and Mechanical OEM operating segment.

NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
14.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2010	2011	2012
	$	$	$
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	420	1,650	184

Shares:
Weighted average common shares used in computing basic net income per share	3,754,988	3,765,276	3,777,850

Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares	2,908	11,420	10,452

Weighted average common shares used in computing diluted net income per share	3,757,896	3,776,696	3,788,302

Net income per share, basic	0.11	0.44	0.05

Net income per share, diluted	0.11	0.44	0.05

164,500, 95,000 and 55,000 options to purchase common shares were excluded in the computation of 2010, 2011 and 2012 diluted net income per share respectively as their effects were anti-dilutive.

STAFF RETIREMENT PLANS	12 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
15.	Staff Retirement Plans

The Group operates a Mandatory Provident Fund ("MPF") scheme for all qualifying employees in Hong Kong. The MPF is defined contribution scheme and the assets of the scheme is managed by a trustee independent to the Group.

The MPF are available to all employees aged 18 to 64 with at least 60 days of service under the employment of the Group in Hong Kong. Contributions are made by the Group at 5% based on the staff's relevant income.

The Group's full time employees in China participate in a government-mandated multiemployer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The China labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Group's contribution to the staff retirement plans in Hong Kong and China amounted to $160, $126 and $150 for the years ended March 31, 2010, 2011 and 2012, respectively.

STOCK OPTIONS	12 Months Ended
Mar. 31, 2012
Stock Options Abstract
Stock Options [Text Block]
16.	STOCK OPTIONS

The Group has adopted the 1996 Stock Option Plan (the "Option Plan"). The Option Plan provides for the grant of options to purchase common shares to employees, officers, directors and consultants of the Group. The Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price (provided, however, that the option price shall not be less than fair market value or less than the par value per share on the date the options granted), the number of common shares subject to the option and the option's exercisability. The maximum exercisable period of options granted under the Option Plan is five years.

Because the Company had granted options for the purchase of all authorized shares under the 1996 Option Plan, on June 26, 2010, the Company adopted the "2010 Stock Option And Restricted Stock Plan" (the "2010 Option Plan"). The 2010 Option Plan replaced the 1996 Option Plan. Under the new option plan, the Company is authorized to grant options, and to issue restricted shares, for a total of 600,000 shares. To date, no options have been granted under the 2010 Option Plan.

No options were granted by the Company for the years ended March 31, 2011 and 2012. The fair value of options granted to employees and directors in fiscal year 2010 was $0.95 per stock option, determined using the Black-Scholes option-pricing model based on the following assumptions:

2010

Stock price	$1.65
Risk-free interest rate	1.39%
Expected life	3 years
Expected volatility	99.8%
Expected dividend yield	1.8%

The Group estimated the expected based on volatility of historical weekly stock prices for the three years prior to the date of grant. The risk-free interest rate assumption is based upon the average daily closing rates during the preceding quarter for U.S. treasury notes that have a life which approximates the expected life of the option. The dividend yield assumption is based on the Group's history and expectation of dividend payouts. The expected life of employee stock options represents the weighted-average period the stock options are expected to remain outstanding. The expected life assumptions are established through the review of annual historical employee exercise behavior of option grants with similar vesting periods.

The options vest in accordance with the terms of the agreements entered into by the Group and the grantee of the options.

The options granted under the Option Plan resulted in a compensation expense of $12, $19 and nil for the years ended March 31, 2010, 2011 and 2012, respectively, which is included in selling, general and administrative expenses. Options awards granted in 2010 are generally with an exercise price equal to the market price of the Group's stock at the date of grant; those option awards generally have a vesting period of 1 year.

As of March 31, 2011 and 2012, there were no unrecognized compensation cost related to non-vested stock options granted under the Option Plan, nor any non-vested stock options.

A summary of stock option activity during the years ended March 31, 2010, 2011 and 2012 is as follows:

			Weighted	Weighted
		Weighted	average	average
	Number of	average	fair value	remaining
	stock	exercise	per stock	contractual
	options	price	option	life (years)
		$	$

Outstanding as of April 1, 2009	167,500	3.65	1.10	2.14
Granted	33,000	1.65	0.95
Lapsed/cancelled	(3,000)	(3.50)	1.09

Outstanding as of March 31, 2010	197,500	3.32	1.67	2.75
Exercised	(10,000)	2.54	0.98
Lapsed/cancelled	(64,500)	3.50	1.16

Outstanding as of March 31, 2011	123,000	3.29	1.04	1.44
Exercised	(3,000)	1.65	0.95
Lapsed/cancelled	(40,000)	3.42	1.00

Outstanding as of March 31, 2012	80,000	3.29	1.07	0.98

Exercisable as of March 31, 2012	80,000	3.29	1.07	0.98

The aggregate intrinsic values of the stock options outstanding as of March 31, 2011 and 2012 were $45 and $19, respectively.

The aggregate intrinsic values of the stock options exercised during the year ended March 31, 2011 and 2012 were $11 and $6, respectively. No stock options were exercised during the year ended March 31, 2010.

STOCK COMPENSATION	12 Months Ended
Mar. 31, 2012
Stock Compensation Abstract
Stock Compensation [Text Block]
17.	STOCK COMPENSATION

Director's stock compensation

The Company entered into an employment contract with the Chief Executive Officer of the Company ("CEO") on April 1, 2004, which entitles the CEO to an annual bonus of 29,154 common shares upon completion of his service with the Group for the years ended from March 31, 2004 to 2009. The grant date of the share award was determined to be April 1, 2004.

The annual bonus of 29,154 common shares for service provided by the CEO for the years ended March 31, 2009 were issued to the CEO in 2010. No such shares were issued for the years ended March 31, 2011 and 2012, nor were such compensation expenses recorded for the years ended March 31, 2010, 2011 and 2012.

Shares issued to consultant

Pursuant to the consulting agreements entered into with a consultant, an independent third party, the Company grants 30,000 common shares to the consultant upon completion of his consulting service to the Group for the each of the years ended from March 31, 2010 and 2011.

30,000 common shares were issued to the consultant during the each of the years ended March 31, 2010 and 2011 and the Group recorded a compensation expense of $27 and $56 for the years ended March 31, 2010 and 2011, respectively, based on the fair value of the shares granted at the date of grant, which is included in selling, general and administrative expenses.

No such shares were issued, nor were such compensation expenses recorded for the year ended March 31, 2012.

SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18.	SEGMENT INFORMATION

The Group's chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focuses on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Intersegment sales arise from transfer of goods between subsidiaries. These sales are generally at price consistent with what the Group would charge third parties for similar goods. A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2010	2011	2012
	$	$	$
Net sales:
Metal stamping and Mechanical OEM:
Unaffiliated customers	13,922	18,530	14,689
Intersegment sales	6,220	6,790	8,585

	20,142	25,320	23,274

Electric OEM:
Unaffiliated customers	7,817	12,617	10,681
Intersegment sales	3,756	10,915	11,914

	11,573	23,532	22,595

Intersegment eliminations	(9,976)	(17,705)	(20,499)

Total net sales	21,739	31,147	25,370

	Year ended March 31,
	2010	2011	2012
	$	$	$
Operating income:
Metal stamping and Mechanical OEM	448	1,079	428
Electric OEM	20	1,086	71
Corporate	(137)	(439)	(269)

Total operating income	331	1,726	230

Interest expense:
Metal stamping and Mechanical OEM	35	34	14
Electric OEM	12	23	10

Total interest expense	47	57	24

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	359	369	393
Electric OEM	260	290	277
Corporate	16	8	-

Total depreciation and amortization	635	667	670

Capital expenditure:
Metal stamping and Mechanical OEM	47	615	323
Electric OEM	69	412	32

Total capital expenditure	116	1,027	355

	As of March 31,
	2011	2012
	$	$
Total assets:
Metal stamping and Mechanical OEM	11,062	12,450
Electric OEM	8,118	4,090
Corporate	219	39

Total assets	19,399	16,579

	As of March 31,
	2011	2012
	$	$
Long-lived assets:
Metal stamping and Mechanical OEM	1,519	1,342
Electric OEM	892	685

Total long-lived assets	2,411	2,027

All of the Group's sales are co-ordinated through its head office in Hong Kong. The Group considers revenues generated from physical location of customers and the breakdown by destination is as follows:

	Year ended March 31,
	2010	2011	2012
	$	$	$
Net sales:
Hong Kong and China	7,584	8,560	5,933
Other Asian countries	943	1,898	995
Europe	11,738	15,069	14,030
United States of America	1,152	5,620	4,412
Others	322	-	-

	21,739	31,147	25,370

All of the Group's long-lived assets are located in Hong Kong and China.

RELATED PARTY TRANSACTION	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19.	RELATED PARTY TRANSACTION

There is no material related party transaction for the years ended March 31, 2010, 2011 and 2012.